December 16, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century World Mutual Funds, Inc. (the "Registrant")
1933 Act File No. 033-39242
1940 Act File No. 811-06247

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplement filed with the Securities and Exchange Commission on November 30, 2011 under Rule 497(e) (Accession No. 0000872825-11-000023) to the International Value Fund prospectus dated April 1, 2011.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4916.

Sincerely,

/s/  Daniel K. Richardson
Daniel K. Richardson
Assistant Secretary

EXHIBIT INDEX

EXHIBIT NUMBER                                                                DESCRIPTION OF DOCUMENT

Exhibit –101.INS	XBRL Instance Document
Exhibit –101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit –101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit –101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit –101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document